Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
Year	Summary Compensation Table for PEO(1)	Compensation Actually Paid to PEO(1)		Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(2)		Value of Initial Fixed $100 Investment Based On Total Shareholder Return	Net (Loss) Income
2024	$520,000	$596,715	(3)	$297,847	$311,300	(4)	$143.51	$(1,295,000)
2023	$819,520	$679,254	(5)	$309,023	$229,201	(6)	$131.38	$6,874,000
2022	$1,030,477	$921,107	(7)	$431,513	$403,337	(8)	$170.85	$2,010,000

Named Executive Officers, Footnote [Text Block]

(1)	The PEO listed in the table for all years presented includes Jay D. Miller, Chief Executive Officer .
(2)	The Non-PEO NEOs listed in the table for all years presented include: John Lindeen, Andrew D. C. LaFrence in 2024 and 2023, and Christopher Jones in 2023 and 2022.

PEO Total Compensation Amount	$ 520,000	$ 819,520	$ 1,030,477
PEO Actually Paid Compensation Amount	$ 596,715	679,254	921,107
Adjustment To PEO Compensation, Footnote [Text Block]
(3)	The calculation of Compensation Actually Paid (CAP) includes the following adjustments: addition of increase in the fair value at the end of the year from the prior year end for Option Awards granted in prior years that are outstanding and unvested as of the end of the year, $15,548; and addition of increase in the fair value at the vesting date from the prior year end for Option Awards granted in prior years that vested in the year, $61,167.

Non-PEO NEO Average Total Compensation Amount	$ 297,847	309,023	431,513
Non-PEO NEO Average Compensation Actually Paid Amount	$ 311,300	229,201	403,337
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)	The calculation of Compensation Actually Paid (CAP) includes the following adjustments: addition of increase in the fair value at the end of the year from the prior year end for Option Awards granted in prior years that are outstanding and unvested as of the end of the year, $6,765; and addition of increase in the fair value at the vesting date from the prior year end for Option Awards granted in prior years that vested in the year, $6,688.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Amount	$ 143.51	131.38	170.85
Net Income (Loss) Attributable to Parent	$ (1,295,000)	$ 6,874,000	$ 2,010,000
PEO Name	Jay D. Miller	Jay D. Miller	Jay D. Miller
Increase in Fair Value at End of Year from Prior Year End for Option Awards Granted in Prior Years that Outstanding and Unvested [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 15,548
Increase in Fair Value at End of Year from Prior Year End for Option Awards Granted in Prior Years that Outstanding and Unvested [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,765
Increase in Fair Value Vesting Date From Prior Year End for Option Awards Granted in Prior Years That Vested [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	61,167
Increase in Fair Value Vesting Date From Prior Year End for Option Awards Granted in Prior Years That Vested [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 6,688
Decrease in Fair Value End of Year from Prior Year End for Option Awards Granted in Prior Years that are Outstanding and Unvested [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (182,018)
Increase in Fair Value at Vesting Date From Prior Yearend for Option Awards Granted in Prior Years that Vested [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		41,751
Subtraction For Values Reported in Option Awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (249,947)
Subtraction For Values Reported in Option Awards [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(77,784)	(63,563)
Addition of Year-End Fair Value for Option Awards Granted During Year that are Outstanding and Unvested [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			61,556
Addition of Year-End Fair Value for Option Awards Granted During Year that are Outstanding and Unvested [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		81,603	5,710
Deduction of Decrease in Fair Value at End of Year from Prior Yearend for Option Awards Granted in Prior Years That Are Outstanding and Unvested [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(6,004)
Deduction of Decrease in Fair Value Vesting Date From Prior Year End for Option Awards Granted in Prior Years that Vested [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,496)
Subtraction of Fair Value Of Prior Fiscal Year End Of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (76,141)
Addition of Increase in Fair Value at End of Year From Prior Year End for Option Awards Granted in Prior Years that Outstanding and Unvested [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			77,009
Addition of Increase in Fair Value at End of Year From Prior Year End for Option Awards Granted in Prior Years that Outstanding and Unvested [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			18,725
Addition of Increase in Fair Value at Vesting Date from Prior Year End for Option Awards Granted in Prior Years that Vested [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,012
Addition of Increase in Fair Value at Vesting Date from Prior Year End for Option Awards Granted in Prior Years that Vested [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 10,952